UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Name and address of agent for service)

registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

February 2, 2006

Dear Fellow Shareholders:

The Torray Fund appreciated 2.1% during 2005, compared to 4.9% for the Standard & Poor’s 500. Its three-year 11% annual return, while favorable in absolute terms, also lagged the Index. We will explain the shortfall in a moment. Meanwhile, long-term comparisons remain solid. Over the last 5, 10 and 15 years, the Fund advanced 3.4%, 10.5%, and 13.2% annually; the S&P 500 gained 0.5%, 9.1% and 11.5%, respectively. Due to the power of compounding, such spreads make a tremendous difference in the long run. For example, a $10,000 investment in our Fund 15 years ago was worth $64,542 at year end, while in the Index it would have become $51,319. Assuming the same return differential, the contrast in results would become even more dramatic with the passage of time.

A major portion of the market’s performance since early 2004 reflects huge gains in energy, materials and cyclical stocks, sectors we’ve avoided because their low-growth profiles and spotty records do not meet our return objective. The upturn in these areas has been driven by surging demand from China, India and other rapidly growing countries around the world for oil and a broad range of industrial commodities. A domestic housing boom fueled by low interest rates added to the rise. Ironically, in April 2004, the U.S. Department of Energy issued a forecast predicting that oil would average $25 per barrel for the next 20 years, with an outside chance it might reach $35. About the same time, major oil companies were projecting the price, then about $31, would fall to $25. Instead, confounding the experts, it went to $70 and, on a percentage basis, a number of other commodities jumped as much or more. This triggered one of the most remarkable turnarounds in business history, one that stock market action suggests may last for years. While perhaps so, having seen similar cycles reverse, leaving investors with punishing losses, we are cautious at best about this one. Beyond that, we feel the companies already in our Fund have better long-term prospects.

A look back will shed further light on the subject. At the market’s peak in early 2000, investors wouldn’t touch anything tied to the economy’s ups and downs – oils, railroads, industrials, commodities, and so on. But, in a startling turnabout, stocks in these neglected industries returned 6.5% compounded annually (41% in total) over the next five years. At the same time, the Russell 1000 Growth Index, which includes companies of the type we own, lost 7.9% per year, 36% in all. Although we made money over this period, our results were constrained by a steady decline in P/E ratios on high quality growth stocks. Today, they trade at their lowest relative valuations in more than 10 years. Yet, similar to the case with energy and cyclicals earlier on, no one seems particularly interested. We think this will change.

It is important to add here that while our performance was lagging – a situation that ended with the third quarter of last year – the intrinsic value (earnings, free cash flow and net worth) of holdings in the Fund was steadily rising. As we often stress, these factors alone cause stocks to advance on a sustained basis. Over an extended period, our goal is to approximate the market’s historic eight-decade 10.4% annual record plus a few extra percentage points due

1

The Torray Fund

Letter to Shareholders

February 2, 2006

to the above-average caliber of companies we invest in. We are encouraged to believe this objective is achievable by the performance of our institutional investment management affiliate which has earned 13.7% compounded over the last 33 years, turning $1 into $69. By comparison, the S&P 500 made 10.9%, multiplying $1 into $31. Although both results are outstanding, studies have shown the majority of investors never come close to achieving either one. Impatience, poor advice, and a weakness for fads and market manias are the reasons. By contrast, the worst thing that can happen to a long-term investor that steers clear of speculative excess is an occasional bout of near-term relative underperformance. This is a small price to pay for a great outcome. At this point, absent something going wrong, (rising inflation and interest rates or falling earnings, for example), we believe the contraction in P/E ratios has run its course. If we’re right, our stocks should begin to reflect the portfolio’s economic fundamentals in a ratio of 1-to-1, generating a reasonable, safe result going forward.

In closing, we want to address the proxy mailed to you several months ago. Unfortunately, despite our best intentions, it appears that a combination of the document’s legalese, length and complexity left many shareholders with the idea that our commitment to the business might somehow be compromised by the proposed transaction. Please be assured that would never have been the case. Nevertheless, even though the plan was approved, we’ve made a decision not to proceed with it. We’re sorry if this has caused you concern or inconvenience.

We thank you for your investment and pledge our continued adherence to the sound principles of investing we have followed for more than three decades.

Sincerely,

Robert E. Torray	Douglas C. Eby

2

The Torray Fund

PERFORMANCE DATA

As of December 31, 2005

Total Rates of Return on an Investment in The Torray Fund vs. the S&P 500 Index

For the periods ended December 31, 2005:

	1 Year	3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	2.08%	10.95%	3.40%	10.49%	13.20%
S&P 500 Index	4.91%	14.38%	0.54%	9.07%	11.52%

Cumulative Returns for the 15 years ended December 31, 2005

The Torray Fund	545.42%
S&P 500 Index	413.19%

3

The Torray Fund

PERFORMANCE DATA

As of December 31, 2005

Change in Value of $10,000 Invested on December 31, 1990 (commencement of operations) to:

	12/31/91	12/31/93	12/31/95	12/31/97	12/31/99	12/31/01	12/31/03	12/31/05
The Torray Fund	$11,999	$15,448	$23,796	$42,122	$56,519	$54,325	$59,135	$64,542
S&P 500 Index	$13,048	$15,465	$21,547	$35,339	$54,998	$44,054	$44,156	$51,319

4

The Torray Fund

FUND PROFILE (unaudited)

As of December 31, 2005

DIVERSIFICATION (% of net assets)

Insurance	12.62%
Media & Entertainment	11.85%
Pharmaceuticals	10.17%
Aerospace & Defense	8.04%
Capital Markets & Asset Managers	7.97%
Information Technology Services	7.90%
Machinery	6.45%
Semiconductors & Semi Equipment	6.03%
Health Care Providers & Services	4.89%
Biotechnology	4.73%
Consumer Finance	4.13%
Health Care Equipment & Supplies	3.43%
Specialty Retail	2.02%
Industrial Conglomerates	1.81%
Diversified Financial Services	1.71%
Electrical Equipment	1.54%
Real Estate	1.10%
Beverages	0.80%
Automotive	0.24%
Convertible Bond	2.58%
Other assets less liabilities	(0.01%	)

	100.00%

TOP TEN EQUITY HOLDINGS
1.	Cardinal Health, Inc.
2.	First Data Corporation
3.	Univision Communications Inc.
4.	Amgen Inc.
5.	United Technologies Corporation
6.	Illinois Tool Works Inc.
7.	Eli Lilly and Company
8.	American Express Company
9.	AMBAC Financial Group, Inc.
10.	Fairfax Financial Holdings Limited

TOP FIXED INCOME HOLDINGS

Level 3 Communications	10.00%	due 2011

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$1,330
Number of Holdings		40
Portfolio Turnover		33.16%
P/E Multiple (forward)		16.4x
Portfolio Yield		1.20%
Market Capitalization	Average	49.8 B
	Median	26.5 B

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The Torray Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2005

Shares		Market Value
COMMON STOCK 97.43%

12.62% INSURANCE
701,800	AMBAC Financial Group, Inc.	$54,080,708
376,144	Fairfax Financial Holdings Limited	53,924,004
136,105	Markel Corporation *	43,152,090
243,600	American International Group, Inc.	16,620,828

		167,777,630

11.85% MEDIA & ENTERTAINMENT
2,192,100	Univision Communications Inc. *	64,425,819
1,381,600	The Walt Disney Company	33,116,952
1,866,560	The DIRECTV Group, Inc. *	26,355,827
252,100	Knight-Ridder, Inc.	15,957,930
390,200	Tribune Company	11,807,452
82,800	Gannett Co., Inc.	5,015,196
30,183	Clear Channel Communications, Inc.	949,255

		157,628,431

10.17% PHARMACEUTICALS
996,300	Eli Lilly and Company	56,380,617
1,032,100	Abbott Laboratories	40,695,703
634,900	Johnson & Johnson	38,157,490

		135,233,810

8.04% AEROSPACE & DEFENSE
1,123,000	United Technologies Corporation	62,786,930
601,500	Honeywell International Inc.	22,405,875
190,100	General Dynamics Corporation	21,680,905

		106,873,710

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The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of December 31, 2005

Shares		Market Value

7.97% CAPITAL MARKETS & ASSET MANAGERS
287,200	The Goldman Sachs Group, Inc.	$36,678,312
296,700	Franklin Resources, Inc.	27,892,767
2,240,200	LaBranche & Co. Inc. *	22,648,422
439,971	Allied Capital Corporation	12,921,948
187,300	Calamos Asset Management, Inc.	5,890,585

		106,032,034

7.90% INFORMATION TECHNOLOGY SERVICES
1,500,000	First Data Corporation	64,515,000
884,700	Automatic Data Processing, Inc.	40,598,883

		105,113,883

6.45% MACHINERY
687,100	Illinois Tool Works Inc.	60,457,929
454,400	Danaher Corporation	25,346,432

		85,804,361

6.03% SEMICONDUCTORS & SEMI EQUIPMENT
2,524,700	Applied Materials, Inc.	45,293,118
1,398,400	Intel Corporation	34,904,064

		80,197,182

4.89% HEALTH CARE PROVIDERS & SERVICES
945,900	Cardinal Health, Inc.	65,030,625

4.73% BIOTECHNOLOGY
797,700	Amgen Inc. *	62,906,622

4.13% CONSUMER FINANCE
1,067,300	American Express Company	54,923,258

3.43% HEALTH CARE EQUIPMENT & SUPPLIES
793,700	Medtronic, Inc.	45,693,309

2.02% SPECIALTY RETAIL
840,400	O’Reilly Automotive, Inc. *	26,901,204

7

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of December 31, 2005

Shares		Market Value

1.81% INDUSTRIAL CONGLOMERATES
686,200	General Electric Company	$24,051,310

1.71% DIVERSIFIED FINANCIAL SERVICES
572,062	JPMorgan Chase & Co.	22,705,141

1.54% ELECTRICAL EQUIPMENT
273,800	Emerson Electric Co.	20,452,860

1.10% REAL ESTATE
422,500	CarrAmerica Realty Corporation	14,631,175

0.80% BEVERAGES
247,400	Anheuser-Busch Cos., Inc.	10,628,304

0.24% AUTOMOTIVE
447,200	Dana Corporation	3,210,896

TOTAL COMMON STOCK 97.43%		$1,295,795,745
(cost $1,095,925,553)

Principal Amount ($)

CONVERTIBLE BOND 2.58%
30,000,000	Level 3 Communications 10.00% due 2011(1)	34,252,500
(cost $30,000,000)

TOTAL PORTFOLIO SECURITIES 100.01%		1,330,048,245
(cost $1,125,925,553)
OTHER ASSETS LESS LIABILITIES (0.01)%		(97,495)

TOTAL NET ASSETS 100.00%		$1,329,950,750

*	Non-income producing securities
(1)	This security is valued at fair value, as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. The total fair value of such securities at December 31, 2005 is $34,252,500, which represents 2.58% of net assets.

See notes to the financial statements.

8

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS
Investments in securities at value (amortized cost $1,125,925,553)	$1,330,048,245
Receivable for investments sold	4,226,268
Interest and dividends receivable	1,690,130
Receivable for fund shares sold	1,606,758
Prepaid insurance	18,102

TOTAL ASSETS	1,337,589,503

LIABILITIES
Payable to custodian	1,586,614
Payable for fund shares redeemed	4,620,486
Payable to advisor	1,155,744
Accrued expenses	275,909

TOTAL LIABILITIES	7,638,753

NET ASSETS	$1,329,950,750

Shares of beneficial interest ($1 stated value, 34,081,536 shares outstanding, unlimited shares authorized)	$34,081,536
Paid-in-capital in excess of par	1,069,685,275
Accumulated net realized gain	22,061,247
Net unrealized appreciation of investments	204,122,692

TOTAL NET ASSETS	$1,329,950,750

Per Share	$39.02

See notes to the financial statements.

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The Torray Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $64,491)	$18,896,551
Interest income	2,209,224

Total income	21,105,775

EXPENSES
Management fees	14,986,953
Transfer agent fees & expenses	662,321
Printing, postage & mailing	91,739
Custodian fees	106,635
Trustees’ fees	45,000
Insurance	50,462
Registration & filing fees	56,911
Legal fees	40,567
Audit fees	36,000

Total expenses	16,076,588

NET INVESTMENT INCOME	5,029,187

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	105,058,339
Capital gain distributions from investment companies	1,567,211
Net change in unrealized appreciation on investments	(91,069,400)

Net realized and unrealized gain on investments	15,556,150

NET INCREASE IN NET ASSETS FROM OPERATIONS	$20,585,337

See notes to the financial statements.

10

The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the years indicated:

	Year ended 12/31/05	Year ended 12/31/04
Increase in Net Assets from Operations:
Net investment income	$5,029,187	$6,895,913
Net realized gain on investments	105,058,339	48,800,088
Capital gain distributions from investment companies	1,567,211	1,389,124
Net change in unrealized appreciation (depreciation) on investments	(91,069,400)	55,913,967

Net increase in net assets from operations	20,585,337	112,999,092

Distributions to Shareholders from:
Net investment income ($0.133 and $0.165 per share, respectively)	(5,029,187)	(6,932,648)
Net realized gains ($2.713 and $1.423 per share, respectively)	(93,175,112)	(59,599,089)

Total distributions	(98,204,299)	(66,531,737)

Shares of Beneficial Interest
Increase (decrease) from share transactions	(326,930,702)	32,754,527

Total increase (decrease)	(404,549,664)	79,221,882

Net Assets — Beginning of year	1,734,500,414	1,655,278,532

Net Assets — End of year	$1,329,950,750	$1,734,500,414

See notes to the financial statements.

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The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding:

PER SHARE DATA

	Years ended December 31:
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$41.080	$39.980	$32.240	$37.530	$39.790

Income from investment operations
Net investment income	0.133	0.165	0.220	0.205	0.172
Net gains (losses) on securities (both realized and unrealized)	0.653	2.523	7.864	(5.083)	(0.489)

Total from investment operations	0.786	2.688	8.084	(4.878)	(0.317)

Less: distributions
Dividends (from net investment income)	(0.133)	(0.165)	(0.220)	(0.205)	(0.184)
Distributions (from capital gains)	(2.713)	(1.423)	(0.124)	(0.207)	(1.759)

Total distributions	(2.846)	(1.588)	(0.344)	(0.412)	(1.943)

Net Asset Value, End of Year	$39.020	$41.080	$39.980	$32.240	$37.530

TOTAL RETURN(1)	2.08%	6.90%	25.19%	(13.05%)	(0.52%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000’s omitted)	$1,329,951	$1,734,500	$1,655,279	$1,367,536	$1,638,814
Ratios of expenses to average net assets	1.07%	1.08%	1.11%	1.07%	1.07%
Ratios of net income to average net assets	0.34%	0.41%	0.62%	0.58%	0.45%
Portfolio turnover rate	33.16%	27.12%	37.11%	22.52%	37.56%

(1)	Past performance is not predictive of future performance.

See notes to the financial statements.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2005

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Trust was organized as a business trust under Massachusetts law. The Fund’s primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the “NOCP”) instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2005

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year ended 12/31/2005		Year ended 12/31/2004
	Shares	Amount	Shares	Amount
Shares issued	2,892,352	$114,885,220	6,330,626	$254,788,909
Reinvestments of dividends and distributions	2,426,708	93,419,725	1,586,647	63,147,856
Shares redeemed	(13,457,168)	(535,235,647)	(7,099,087)	(285,182,238)

	(8,138,108)	$(326,930,702)	818,186	$32,754,527

Officers, Trustees and affiliated persons of The Torray Fund and their families directly or indirectly control 1,819,830 shares or 5.34% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2005, aggregated $496,239,575 and $912,052,997, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, Torray LLC provides investment advisory and administrative services to the Fund. The Fund pays Torray LLC a management fee, computed daily and payable monthly at the annual rate of one percent of the Fund’s average daily net assets. For the year ended December 31, 2005, The Torray Fund paid management fees of $14,986,953.

During the year ended December 31, 2005, the Advisor underwent a reorganization whereby Torray LLC, a newly formed entity, succeeded the Torray Corporation as the manager of the Fund under the Management Contract. Torray LLC is controlled by the same shareholders who control the Torray Corporation. There were no changes in the personnel managing the Fund’s portfolio as a result of this reorganization.

Excluding the management fee, other expenses incurred by the Fund during the year ended December 31, 2005, totaled $1,089,635. These expenses include all costs associated with the Fund’s operations including transfer agent fees, Independent Trustees’ fees ($10,000 per annum and $1,000 for each Board meeting attended), taxes, dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of Torray LLC.

14

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2005

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during 2005 and 2004 were as follows:

	2005	2004
Distributions paid from:
Ordinary income	$5,029,187	$13,670,506
Long-term capital gain	93,175,112	52,861,231

	$98,204,299	$66,531,737

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	$23,469,593
Unrealized appreciation	202,714,346

$226,183,939

The following information is based upon the federal income tax basis of investment securities as of December 31, 2005:

Gross unrealized appreciation	$232,736,787
Gross unrealized depreciation	(30,022,441)

Net unrealized appreciation	$202,714,346

Federal income tax basis	$1,127,333,899

The primary difference between book basis and tax basis distributions and distributable earnings is the tax deferral of losses on wash sales.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

15

The Torray Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

As of December 31, 2005

To the Board of Trustees of The Torray Fund

and Shareholders of The Torray Fund

Bethesda, Maryland

We have audited the statement of assets and liabilities, including the schedule of investments, of The Torray Fund, a series of shares of beneficial interest of The Torray Fund, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Torray Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

February 2, 2006

16

The Torray Fund

FUND MANAGEMENT (unaudited)

As of December 31, 2005

Information pertaining to the Trustees and Officers of The Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 443-3036.

Name, Birthdate, Address* and Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
		DISINTERESTED TRUSTEES
Bruce C. Ellis 07/20/44 Trustee	Indefinite Term Since Jun 1993	Private Investor Bethesda, Maryland	2
Robert P. Moltz 10/03/47 Trustee	Indefinite Term Since Nov 1990	President, CEO Weaver Bros Insurance Assoc. Bethesda, Maryland	2
Roy A. Schotland 03/18/33 Trustee	Indefinite Term Since Nov 1990	Professor of Law Georgetown University Law Center Washington, D.C.	2	Director Custodial Trust Co., a Bear Stearns subsidiary
Wayne H. Shaner 08/23/47 Trustee	Indefinite Term Since Jun 1993	Managing Partner, Rockledge Partners, LLC Bethesda, Maryland Managing Director (through 1/2/04) Lockheed Martin Investment Management Co.	2
Dr. Carl MacCartee 01/09/41 Trustee	Indefinite Term Since May 2002	Medical Doctor MacCartee, Haas, Grossman, Connell & Shaffer P.A. Chevy Chase, Maryland	2
Dr. Patricia Kavanagh 11/01/49 Trustee	Indefinite Term Since May 2002	Medical Doctor Private Practice Brooklyn, New York	2
		INTERESTED TRUSTEES
William M Lane 05/21/50 President, Secretary, Trustee	Indefinite Term Since Nov 1990	President, The Torray Fund Vice President, Torray LLC Bethesda, Maryland	2
Douglas C. Eby 07/28/59 Vice President, Treasurer, Trustee	Indefinite Term Since May 2002	President, Torray LLC Bethesda, Maryland	2	Director Markel Corporation Richmond, Virginia Director CBRE Realty Finance, Inc. Hartford, Connecticut
Robert E. Torray 04/10/37 Trustee	Indefinite Term Since May 2002	Chairman, Torray LLC Bethesda, Maryland	2	Director CarrAmerica Realty Washington, D.C. Director LaBranche & Co. Inc. New York, New York

*	All addresses are c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

17

The Torray Fund

SPECIAL MEETING OF THE SHAREHOLDERS (unaudited)

A special meeting of the shareholders of the Fund (the “Meeting”) was held on December 19, 2005 (upon adjournment from an initial meeting date of November 16, 2005). The Meeting was held for the sole purpose of providing shareholders with the opportunity to vote on a proposal as set forth in the proxy materials for the Meeting regarding the approval of a new investment management agreement between the Fund and Torray LLC (the “Proposal”). Information regarding the results of the shareholder vote are set forth below. The information presented includes the number of shares of the Fund outstanding as of September 21, 2005, the record date for the Meeting (the “Record Date”), the number of shares represented at the Meeting as held on December 19, 2005, and the details of the results of the vote on the Proposal. As indicated below, the Proposal was approved by 93.735% of the shareholders of the Fund voting on the Proposal at the Meeting.

	Shares Outstanding on the Record Date	Shares Represented at the Meeting
The Torray Fund	35,151,957	19,591,047

PROPOSAL: To approve a new management agreement between the Fund and Torray LLC:

	For	Against	Abstain
The Torray Fund	18,363,968	649,663	577,416

18

The Torray Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE CONTINUATION OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

The Fund has entered into an Investment Management Agreement (the “Agreement”) with Torray LLC (the “Manager”) pursuant to which the Manager provides investment management services to the Fund. The Manager is an investment advisory firm that succeeded to the business operations of The Torray Corporation, the Fund’s former investment adviser (the “Former Adviser”), as a result of the transfer of all of the assets and liabilities of the Former Adviser to the Manager in connection with a corporate reorganization transaction that was effective as of September 30, 2005. The same individuals who were the owners of the Former Adviser continue to be the owners of the Manager. As a result of these actions, the Agreement replaced the former investment management agreement that had been in existence between the Fund and the Former Adviser (the “Former Agreement”). Set forth below is a discussion of the various factors that the Board of Trustees considered in deciding to approve the continuation of the Agreement with the Manager.

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Fund is required, on an annual basis, to consider the continuation of the Agreement with the Manager, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreement, and it is the duty of the Manager to furnish the Trustees with such information that is responsive to their request.

Accordingly, in determining whether to approve the continuation of the Agreement, the Board of Trustees requested, and the Manager provided, information and data relevant to the Board’s consideration. This included materials that provided the Board with information regarding the investment performance of the Fund and information regarding the fees and expenses of the Fund as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Fund that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Fund and its operations.

The Board met at an in-person meeting on October 7, 2005 in order to consider the proposed continuation of the Agreement. Among other things, the Trustees considered representations from the Manager that the personnel responsible for the investment management of the Fund intended to continue serving in their respective roles with the Manager. In connection with this, the Trustees placed particular emphasis on the fact that Mr. Torray and Mr. Eby had agreed to continue serving as the co-portfolio managers of the Fund as employees of the Manager. The Trustees also considered the fact that the material terms and conditions as well as the fees payable under the Agreement had not changed from those applicable under the Former Agreement.

19

The Torray Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE CONTINUATION OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

Among the additional factors the Board considered was the overall performance of the Fund achieved by the Manager (as successor to the Former Adviser) relative to the performance of other mutual funds with similar investment objectives on both a long term basis and over shorter time periods. In particular, the Board took note of the favorable performance achieved by the Manager over longer time periods (five years and longer) and they considered the Manager’s particular focus on long-term investment performance, noting that the Fund had outperformed its applicable benchmark index, the S&P 500 Index, over longer time periods. In reviewing the shorter term performance of the Fund, the Trustees took note of the fact that the short term performance (for periods of less than five years) was generally lower than that of the benchmark index and of other funds with similar investment objectives, and the Trustees discussed with the Manager the likely reasons for this, noting that the Manager maintains a particular focus on long-term investment results and as a result, short-term results can, and will, trail comparable averages from time to time. The Board took into consideration the fact that the Manager seeks to achieve investment results for the Fund with less risk than other similar funds, and that the Manager has maintained a low portfolio turnover rate for the Fund which is beneficial to shareholders of the Fund because this results in lower brokerage costs which helps to reduce the operating costs of the Fund. The Trustees indicated that they wished to retain the services of the Manager in order to maintain the services of the team that has been responsible for the Fund’s long-term investment performance. They noted the range of investment advisory and management services provided by the Manager and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services, taking into consideration their finding that the personnel providing these services, and the services provided, were of a very high caliber and quality.

The Board also compared expenses of the Fund to the expenses of other funds of similar size, noting that the expenses for the Fund compared favorably with industry averages. They also took note of the fact that the Fund is not subject to any sales loads, sales commissions or other similar fees, including Rule 12b-1 distribution fees, which helps to keep the overall expense to shareholders of investing in the Fund lower than the expenses associated with investing in many comparable funds, and they considered the fact that the Manager had informed the Board that it did not intend to propose the introduction of such types of fees for the Fund. The Board also reviewed financial information concerning the Manager, noting its financial soundness as demonstrated by the financial information provided and the level of profitability relating to its services for the Fund, noting that these were reasonable and consistent with industry standards. The Board was also provided with information regarding the fees that the Manager charges other clients for investment advisory services and they noted that the fees were comparable based on the relevant circumstances of the types of accounts involved. The Board also engaged in a review of the compensation arrangements for the portfolio managers of the Fund.

In addition, the Board reviewed with the Manager information regarding its brokerage practices, including soft dollar matters, and noted that the Manager did not have in place any formal soft dollar arrangements, and the Board also reviewed the Manager’s best execution procedures, which the Board noted were reasonable and consistent with standard industry practice.

20

The Torray Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE CONTINUATION OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

Based on their review, the Trustees concluded that the investment management services provided under the Agreement were reasonably worth the full amount of the fee and that the terms of the Agreement were fair and reasonable. In reaching their conclusion with respect to their approval of the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable long-term investment performance of the Fund, the commitment of the Manager to the successful operation of the Fund, and the level of expenses of the Fund, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Agreement were fair and reasonable and the Board voted to approve the continuation of the Agreement with the Manager.

At their meeting held on October 7, 2005, the Board also reviewed with the Manager a proposed transaction to further reorganize the Manager. The Manager has informed the Board that is does not presently intend to proceed with that transaction.

21

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES (unaudited)

As of December 31, 2005

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission's website at http://www.sec.gov.

22

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of December 31, 2005

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund's gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's cost in two ways:

Actual Fund Return—This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% return—This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

23

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of December 31, 2005

More information about the Fund's expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

	Beginning Account Value June 30, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,061.25	$5.54
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.83	$5.43

* Expenses are equal to The Torray Fund’s annualized expense ratio of 1.07% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24

The Torray Fund

TAX INFORMATION (unaudited)

As of December 31, 2005

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ending December 31, 2005.

During the fiscal year, the Fund paid a long-term capital gain distribution of $93,175,112.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing this exclusion, all of the dividends paid by the Fund from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the Fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

25

TRUSTEES

Douglas C. Eby

Bruce C. Ellis

Patricia Kavanagh

William M Lane

Carl C. MacCartee, Jr.

Robert P. Moltz

Roy A. Schotland

Wayne H. Shaner

Robert E. Torray

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray, Chairman

Douglas C. Eby, President

William M Lane, Executive Vice President

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

TRANSFER AGENT

PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860-1427

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The

TORRAY

FUND

ANNUAL REPORT

December 31, 2005

The Torray Fund

Suite 1100

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6523

(301) 493-4600

(800) 443-3036

The Torray Institutional Fund

Letter to Shareholders

February 2, 2006

Dear Fellow Shareholders,

Since its inception June 30, 2001, The Torray Institutional Fund has earned 4.9% compounded. This compares to 2.2% for the Standard & Poor’s 500. However, returns for the last several years have fallen behind. During 2005, the Fund made 1.3%, compared to 4.9% for the Index, and its three-year 11% return, while favorable in absolute terms, also trailed the market. Since the majority of you have been with us only through this slow period, we would like to put these results in perspective.

As the Fund’s prospectus and shareholder reports have underscored, our approach is to invest for the long term in high quality companies that have records of increasing earnings and free cash flow. We do so knowing that if money making is left to businesses, stocks take care of themselves; or, as we like to say, value is in the business, not the stock. This strategy has paid off handsomely. Our institutional investment management affiliate has earned 13.7% compounded annually for 33 years, turning $1 into $69. By comparison, the S&P 500 made 10.9%, multiplying $1 into $31. Although both results are outstanding, studies have shown the majority of investors never come close to achieving either one. Impatience, poor advice, and a weakness for fads and market manias are the reasons. By contrast, the worst thing that can happen to a long-term investor that steers clear of speculative excess is an occasional bout of near-term relative underperformance. This is a small price to pay for a great outcome.

A major portion of the market’s performance since early 2004 reflects huge gains in energy, materials and cyclical stocks, sectors we’ve avoided because their low-growth profiles and spotty records do not meet our return objective. The upturn in these areas has been driven by surging demand from China, India and other rapidly growing countries around to the world for oil and a broad range of industrial commodities. A domestic housing boom fueled by low interest rates added to the rise. Ironically, in April 2004, the U.S. Department of Energy issued a forecast predicting that oil would average $25 per barrel for the next 20 years, with an outside chance it might reach $35. About the same time, major oil companies were projecting the price, then about $31, would fall to $25. Instead, confounding the experts, it went to $70 and, on a percentage basis, a number of other commodities jumped as much or more. This triggered one of the most remarkable turnarounds in business history, one that stock market action suggests may last for years. While perhaps so, having seen similar cycles reverse, leaving investors with punishing losses, we are cautious at best about this one. Beyond that, we feel the companies already in our Fund have better long-term prospects.

A look back will shed further light on the subject. At the market’s peak in early 2000, investors wouldn’t touch anything tied to the economy’s ups and downs – oils, railroads, industrials, commodities, and so on. But, in a startling turnabout, stocks in these neglected industries returned 6.5% compounded annually (41% in total) over the next five years. At the same time, the Russell 1000 Growth Index, which includes companies of the type we own, lost 7.9% per year, 36% in all. Although we made money over this period, our results were constrained by a steady decline in P/E ratios on high quality growth stocks. Today, they trade at their lowest relative valuations in more than 10 years. Yet, similar to the case with energy and cyclicals earlier on, no one seems particularly interested. We think this will change.

1

The Torray Institutional Fund

Letter to Shareholders

February 2, 2006

It is important to add here that while our performance was lagging – a situation that ended with the third quarter of last year—the intrinsic value (earnings, free cash flow and net worth) of holdings in the Fund was steadily rising. As we often stress, these factors alone cause stocks to advance on a sustained basis. At this point, absent something going wrong, (rising inflation and interest rates or falling earnings, for example), we believe the contraction in P/E ratios has run its course. If we’re right, our stocks should begin to reflect the portfolio’s economic fundamentals in a ratio of 1-to-1, generating a reasonable, safe result going forward. Over an extended period, our goal is to approximate the market’s historic eight-decade 10.4% annual record plus a few extra percentage points due to the above-average caliber of companies we invest in. We are encouraged to believe this objective is achievable by the performance of our institutional investment management affiliate noted at the opening of this letter.

In closing, we want to address the proxy mailed to you several months ago. Unfortunately, despite our best intentions, it appears that a combination of the document’s legalese, length and complexity left many shareholders with the idea that our commitment to the business might somehow be compromised by the proposed transaction. Please be assured that would never have been the case. Nevertheless, even though the plan was approved, we’ve made a decision not to proceed with it. We’re sorry if this has caused you concern or inconvenience.

We thank you for your investment and pledge our continued adherence to the sound principles of investing we have followed for more than three decades.

Sincerely,

Robert E. Torray	Douglas C. Eby

2

The Torray Institutional Fund

PERFORMANCE DATA

As of December 31, 2005

Total Rates of Return on an Investment in The Torray Institutional Fund vs. the S&P 500 Index

For the periods ended December 31, 2005:

	1 Year	3 Years	Since Inception 06/30/01
Torray Institutional Fund	1.28%	10.97%	4.90%
S&P 500 Index	4.91%	14.38%	2.17%

Cumulative Returns for the 4.5 years ended December 31, 2005

Torray Institutional Fund	24.02%
S&P 500 Index	10.14%

3

The Torray Institutional Fund

PERFORMANCE DATA

As of December 31, 2005

Change in Value of $5,000,000 Invested on June 30, 2001 (commencement of operations) to:

	06/30/01	12/31/01	12/31/02	12/31/03	12/31/04	12/31/05
The Torray Institutional Fund	$5,000,000	$5,199,000	$4,537,500	$5,724,500	$6,123,000	$6,201,000
S&P 500 Index	$5,000,000	$4,723,000	$3,682,500	$4,739,000	$5,255,500	$5,507,000

4

The Torray Institutional Fund

FUND PROFILE (unaudited)

As of December 31, 2005

DIVERSIFICATION (% of net assets)

Media & Entertainment	15.10%
Capital Markets & Asset Managers	9.85%
Information Technology Services	8.90%
Aerospace & Defense	8.80%
Insurance	8.77%
Pharmaceuticals	7.72%
Machinery	5.99%
Semiconductors & Semi Equipment	5.73%
Biotechnology	4.93%
Specialty Retail	3.71%
Health Care Providers & Services	3.33%
Health Care Equipment & Supplies	3.11%
Consumer Finance	2.14%
Real Estate	1.59%
Diversified Financial Servies	1.43%
Beverages	1.39%
Automotive	0.95%
Industrial Conglomerates	0.56%
Electrical Equipment	0.37%
Convertible Bond	5.70%
Other Assets Less Liabilities	(0.07)%

100.00%

TOP TEN EQUITY HOLDINGS
1.	Univision Communications Inc.
2.	First Data Corporation
3.	Eli Lilly and Company
4.	United Technologies Corporation
5.	Amgen Inc.
6.	Fairfax Financial Holdings Limited
7.	O’Reilly Automotive, Inc.
8.	Applied Materials, Inc.
9.	Illinois Tool Works Inc.
10.	Cardinal Health, Inc.

TOP FIXED INCOME HOLDINGS

Level 3 Communications	10.00%	due 2011

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$401
Number of Holdings		39
Portfolio Turnover		53.66%
P/E Multiple (forward)		16.9x
Portfolio Yield		1.30%
Market Capitalization	Average	51.0 B
	Median	27.8 B

5

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2005

Shares		Market Value
COMMON STOCK 94.37%

15.10% MEDIA & ENTERTAINMENT
940,600	Univision Communications, Inc.*	$27,644,234
782,544	The DIRECTV Group, Inc.*	11,049,521
390,500	The Walt Disney Company	9,360,285
85,300	Knight-Ridder, Inc.	5,399,490
104,200	Tribune Company	3,153,092
36,500	Gannett Co., Inc.	2,210,805
53,622	Clear Channel Communications, Inc.	1,686,412

		60,503,839

9.85% CAPITAL MARKETS & ASSET MANAGERS
372,929	Allied Capital Corporation	10,952,925
112,900	Franklin Resources, Inc.	10,613,729
64,900	The Goldman Sachs Group, Inc.	8,288,379
753,000	LaBranche & Co. Inc.*	7,612,830
63,600	Calamos Asset Management, Inc.	2,000,220

		39,468,083

8.90% INFORMATION TECHNOLOGY SERVICES
559,900	First Data Corporation	24,081,299
252,100	Automatic Data Processing, Inc.	11,568,869

		35,650,168

8.80% AEROSPACE & DEFENSE
354,300	United Technologies Corporation	19,808,913
104,500	General Dynamics Corporation	11,918,225
94,700	Honeywell International Inc.	3,527,575

		35,254,713

8.77% INSURANCE
136,666	Fairfax Financial Holdings Limited	19,592,438
172,900	AMBAC Financial Group, Inc.	13,323,674
32,700	American International Group, Inc.	2,231,121

		35,147,233

6

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS (continued)

As of December 31, 2005

Shares		Market Value

7.72% PHARMACEUTICALS
389,300	Eli Lilly and Company	$22,030,487
150,000	Abbott Laboratories	5,914,500
50,000	Johnson & Johnson	3,005,000

		30,949,987

5.99% MACHINERY
165,400	Illinois Tool Works Inc.	14,553,546
169,100	Danaher Corporation	9,432,398

		23,985,944

5.73% SEMICONDUCTORS & SEMI EQUIPMENT
813,800	Applied Materials, Inc.	14,599,572
334,100	Intel Corporation	8,339,136

		22,938,708

4.93% BIOTECHNOLOGY
250,400	Amgen Inc.*	19,746,544

3.71% SPECIALTY RETAIL
464,000	O’Reilly Automotive, Inc.*	14,852,640

3.33% HEALTH CARE PROVIDERS & SERVICES
194,200	Cardinal Health, Inc.	13,351,250

3.11% HEALTH CARE EQUIPMENT & SUPPLIES
216,700	Medtronic, Inc.	12,475,419

2.14% CONSUMER FINANCE
167,000	American Express Company	8,593,820

1.59% REAL ESTATE
184,000	CarrAmerica Realty Corporation	6,371,920

1.43% DIVERSIFIED FINANCIAL SERVICES
144,212	JPMorgan Chase & Co.	5,723,774

1.39% BEVERAGES
129,600	Anheuser-Busch Cos., Inc.	5,567,616

7

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS (continued)

As of December 31, 2005

Shares		Market Value

0.95% AUTOMOTIVE
529,900	Dana Corporation	$3,804,682

0.56% INDUSTRIAL CONGLOMERATES
63,700	General Electric Company	2,232,685

0.37% ELECTRICAL EQUIPMENT
20,000	Emerson Electric Co.	1,494,000

TOTAL COMMON STOCK 94.37%		$378,113,025
(cost $338,084,899)

Principal Amount ($)
CONVERTIBLE BOND 5.70%
20,000,000	Level 3 Communications 10.00% due 2011(1)	22,835,000

(cost $20,000,000)
TOTAL PORTFOLIO SECURITIES 100.07%		400,948,025
(cost $358,084,899)
OTHER LIABILITIES LESS ASSETS (0.07%)		(283,047)

NET ASSETS 100.00%		$400,664,978

*	Non-income producing securities
(1)	This security is valued at fair value, as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. The total fair value of such securities at December 31, 2005 is $22,835,000, which represents 5.7% of net assets.

See notes to the financial statements.

8

The Torray Institutional Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS
Investments in securities at value (amortized cost $358,084,899)	$400,948,025
Receivable for investments sold	4,911,134
Receivable for fund shares sold	1,141,831
Interest and dividends receivable	665,470

TOTAL ASSETS	407,666,460

LIABILITIES
Cash payable to custodian	3,333,226
Payable to advisor	317,794
Payable for fund shares redeemed	3,350,462

TOTAL LIABILITIES	7,001,482

NET ASSETS	$400,664,978

Shares of beneficial interest ($1 stated value, 3,580,073 shares outstanding, unlimited shares authorized)	$3,580,073
Paid-in-capital in excess of par	356,896,187
Accumulated net realized loss	(2,674,408)
Net unrealized appreciation of investments	42,863,126

NET ASSETS	$400,664,978

Per Share	$111.92

See notes to the financial statements.

9

The Torray Institutional Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $55,877)	$13,111,162
Interest income	1,995,643

Total income	15,106,805

EXPENSES
Management fees	8,985,099

Total expenses	8,985,099

NET INVESTMENT INCOME	6,121,706

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	60,125,725
Capital gain distributions from investment companies	1,161,363
Net change in unrealized appreciation on investments	(69,494,489)

Net realized and unrealized loss on investments	(8,207,401)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,085,695)

See notes to the financial statements.

10

The Torray Institutional Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the years indicated:

	Year ended 12/31/05	Year ended 12/31/04
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,121,706	$4,357,479
Net realized gain on investments	60,125,725	9,075,617
Capital gain distributions from investment companies	1,161,363	809,540
Net change in unrealized appreciation (depreciation) on investments	(69,494,489)	46,162,153

Net increase (decrease) in net assets from operations	(2,085,695)	60,404,789

Distributions to Shareholders from:
Net investment income ($0.616 and $0.588 per share, respectively)	(6,121,706)	(4,367,472)
Net realized gains ($5.118 and $1.255 per share, respectively)	(23,783,989)	(9,678,951)

Total distributions	(29,905,695)	(14,046,423)

Shares of Beneficial Interest
Increase (decrease) from share transactions	(579,909,741)	368,025,136

Total increase (decrease)	(611,901,131)	414,383,502

Net Assets — Beginning of year	1,012,566,109	598,182,607

Net Assets — End of year	$400,664,978	$1,012,566,109

See notes to the financial statements.

11

The Torray Institutional Fund

FINANCIAL HIGHLIGHTS

For a share outstanding:

PER SHARE DATA

	Years ended December 31:				Period ended 12/31/01(1)
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$116.290	$110.520	$89.490	$103.300	$100.000

Income from investment operations:
Net investment income	0.616	0.588	0.671	0.679	0.359
Net gains (losses) on securities (both realized and unrealized)	0.748 (3)	7.025	22.586	(13.810)	3.555

Total from investment operations	1.364	7.613	23.257	(13.131)	3.914

Less: distributions
Dividends (from net investment income)	(0.616)	(0.588)	(0.671)	(0.679)	(0.359)
Distributions (from capital gains)	(5.118)	(1.255)	(1.556)	0.000	(0.255)

Total distributions	(5.734)	(1.843)	(2.227)	(0.679)	(0.614)

Net Asset Value, End of Period	$111.920	$116.290	$110.520	$89.490	$103.300

TOTAL RETURN(2)	1.28%	6.96%	26.16%	(12.73%)	3.99	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$400,665	$1,012,566	$598,183	$137,715	$50,684
Ratios of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85	%*
Ratios of net income to average net assets	0.59%	0.56%	0.80%	0.85%	0.76	%*
Portfolio turnover rate	53.66%	16.12%	22.20%	6.87%	8.84	%*

*	Annualized
**Not	annualized
(1)	The Torray Institutional Fund commenced operations on June 30, 2001.
(2)	Past performance is not predictive of future performance.
(3)	The amount shown for the year ended December 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments reported in the statement of operations for the year because of the timing of sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

See notes to the financial statements.

12

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2005

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Institutional Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Trust was organized as a business trust under Massachusetts law. The Fund commenced operations on June 30, 2001. The Fund’s primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the “NOCP”) instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Prodcedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2005

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year ended 12/31/05		Year ended 12/31/04
	Shares	Amount	Shares	Amount
Shares issued	3,860,633	$437,614,770	3,988,230	$445,562,922
Reinvestments of dividends and distributions	249,632	27,652,650	117,934	13,242,686
Shares redeemed	(9,237,504)	(1,045,177,161)	(811,222)	(90,780,472)

	(5,127,239)	$(579,909,741)	3,294,942	$368,025,136

Officers, Trustees and affiliated persons of The Torray Institutional Fund and their families directly or indirectly control 145,525 shares or 4.07% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2005, aggregated $526,591,718 and $1,123,598,555, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, Torray LLC provides investment advisory and administrative services to the Fund. The Fund pays Torray LLC a management fee, computed daily and payable monthly at the annual rate of 0.85% of the Fund’s average daily net assets. For the year ended December 31, 2005, The Torray Institutional Fund paid comprehensive management fees of $8,985,099. The Fund pays the manager a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and administrative services provided by the manager as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund including transfer agency, custody, professional, and registration fees.

During the year ended December 31, 2005, the Advisor underwent a reorganization whereby Torray LLC, a newly formed entity, succeeded The Torray Corporation as the manager of the Fund under the Management Contract. Torray LLC is controlled by the same shareholders who control The Torray Corporation. There were no changes in the personnel managing the Fund’s portfolio as a result of this reorganization.

Certain officers and Trustees of the Fund are also officers and/or shareholders of Torray LLC.

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

14

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2005

The tax character of distributions paid during 2005 and 2004 were as follows:

	2005	2004
Distributions paid from:
Ordinary income	$6,121,706	$7,577,381
Long-term capital gain	66,420,473	6,469,042

	$72,542,179	$14,046,423

The amount of distributions paid on a tax-basis for the year ended December 31, 2005 includes equalization debits of $42,636,484. Equalization debits represent the amount of undistributed earnings and profits included in the proceeds paid to redeeming shareholders.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$40,188,718

$40,188,718

The following information is based upon the federal income tax basis of investment securities as of Dcember 31, 2005:

Gross unrealized appreciation	$53,841,182
Gross unrealized depreciation	(13,652,464)

Net unrealized appreciation	$40,188,718

Federal income tax basis	$360,759,307

The primary difference between book basis and tax basis distributions is the tax deferral of losses on wash sales.

As a result of the deduction of equalization debits for tax purposes, on December 31, 2005, paid-in capital was increased by $42,636,484 and accumulated net realized gains on investments were decreased by $42,636,484. This reclassification had no effect on the net assets of the Fund.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

15

The Torray Institutional Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

As of December 31, 2005

To the Board of Trustees of The Torray Fund

and Shareholders of The Torray Institutional Fund

Bethesda, Maryland

We have audited the statement of assets and liabilities, including the schedule of investments, of The Torray Institutional Fund, a series of shares of beneficial interest of The Torray Fund, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Torray Institutional Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or period in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

February 2, 2006

16

The Torray Institutional Fund

FUND MANAGEMENT (unaudited)

As of December 31, 2005

Information pertaining to the Trustees and Officers of The Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 443-3036.

Name, Birth Date, Address* and Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
		DISINTERESTED TRUSTEES
Bruce C. Ellis 07/20/44 Trustee	Indefinite Term Since Jun 1993	Private Investor Bethesda, Maryland	2
Robert P. Moltz 10/03/47 Trustee	Indefinite Term Since Nov 1990	President, CEO Weaver Bros Insurance Assoc. Bethesda, Maryland	2
Roy A. Schotland 03/18/33 Trustee	Indefinite Term Since Nov 1990	Professor of Law Georgetown University Law Center Washington, D.C.	2	Director Custodial Trust Co., a Bear Stearns subsidiary
Wayne H. Shaner 08/23/47 Trustee	Indefinite Term Since Jun 1993	Managing Partner, Rockledge Partners, LLC Bethesda, Maryland Managing Director (through 1/2/04) Lockheed Martin Investment Management Co.	2
Dr. Carl MacCartee 01/09/41 Trustee	Indefinite Term Since May 2002	Medical Doctor MacCartee, Haas, Grossman, Connell & Shaffer P.A. Chevy Chase, Maryland	2
Dr. Patricia Kavanagh 11/01/49 Trustee	Indefinite Term Since May 2002	Medical Doctor Private Practice Brooklyn, New York	2
		INTERESTED TRUSTEES
William M Lane 05/21/50 President, Secretary, Trustee	Indefinite Term Since Nov 1990	President, The Torray Fund Vice President, Torray LLC Bethesda, Maryland	2
Douglas C. Eby 07/28/59 Vice President, Treasurer, Trustee	Indefinite Term Since May 2002	President, Torray LLC Bethesda, Maryland	2	Director Markel Corporation Richmond, Virginia Director CBRE Realty Finance, Inc. Hartford, Connecticut
Robert E. Torray 04/10/37 Trustee	Indefinite Term Since May 2002	Chairman, Torray LLC Bethesda, Maryland	2	Director CarrAmerica Realty Washington, D.C. Director LaBranche & Co. Inc. New York, New York

*	All addresses are c/o The Torray Institutional Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

17

The Torray Institutional Fund

SPECIAL MEETING OF THE SHAREHOLDERS (unaudited)

A special meeting of the shareholders of the Fund (the “Meeting”) was held on December 19, 2005 (upon adjournment from an initial meeting date of November 16, 2005). The Meeting was held for the sole purpose of providing shareholders with the opportunity to vote on a proposal as set forth in the proxy materials for the Meeting regarding the approval of a new investment management agreement between the Fund and Torray LLC (the “Proposal”). Information regarding the results of the shareholder vote are set forth below. The information presented includes the number of shares of the Fund outstanding as of September 21, 2005, the record date for the Meeting (the “Record Date”), the number of shares represented at the Meeting as held on December 19, 2005, and the details of the results of the vote on the Proposal. As indicated below, the Proposal was approved by 90.286% of the shareholders of the Fund voting on the Proposal at the Meeting.

	Shares Outstanding on the Record Date	Shares Represented at the Meeting
The Torray Institutional Fund	11,327,882	5,859,740

PROPOSAL: To approve a new management agreement between the Fund and Torray LLC:

	For	Against	Abstain
The Torray Institutional Fund	5,290,550	268,381	300,809

18

The Torray Institutional Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

The Fund has entered into an Investment Management Agreement (the “Agreement”) with Torray LLC (the “Manager”) pursuant to which the Manager provides investment management services to the Fund. The Manager is an investment advisory firm that succeeded to the business operations of The Torray Corporation, the Fund’s former investment adviser (the “Former Adviser”), as a result of the transfer of all of the assets and liabilities of the Former Adviser to the Manager in connection with a corporate reorganization transaction that was effective as of September 30, 2005. The same individuals who were the owners of the Former Adviser continue to be the owners of the Manager. As a result of these actions, the Agreement replaced the former investment management agreement that had been in existence between the Fund and the Former Adviser (the “Former Agreement”). Set forth below is a discussion of the various factors that the Board of Trustees considered in deciding to approve the continuation of the Agreement with the Manager.

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Fund is required, on an annual basis, to consider the continuation of the Agreement with the Manager, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreement, and it is the duty of the Manager to furnish the Trustees with such information that is responsive to their request.

Accordingly, in determining whether to approve the continuation of the Agreement, the Board of Trustees requested, and the Manager provided, information and data relevant to the Board’s consideration. This included materials that provided the Board with information regarding the investment performance of the Fund and information regarding the fees and expenses of the Fund as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Fund that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Fund and its operations.

The Board met at an in-person meeting on October 7, 2005 in order to consider the proposed continuation of the Agreement. Among other things, the Trustees considered representations from the Manager that the personnel responsible for the investment management of the Fund intended to continue serving in their respective roles with the Manager. In connection with this, the Trustees placed particular emphasis on the fact that Mr. Torray and Mr. Eby had agreed to continue serving as the co-portfolio managers of the Fund as employees of the Manager. The Trustees also considered the fact that the material terms and conditions as well as the fees payable under the Agreement had not changed from those applicable under the Former Agreement.

19

The Torray Institutional Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

Among the additional factors the Board considered was the overall performance of the Fund achieved by the Manager (as successor to the Former Adviser) relative to the performance of other mutual funds with similar investment objectives since the inception of the Fund on June 30, 2001. In particular, the Board took note of the favorable performance achieved by the Manager, noting that the Fund had outperformed its applicable benchmark index, the S&P 500 Index, measured from the inception of the Fund. The Board took into consideration the fact that the Manager seeks to achieve investment results for the Fund with less risk than other similar funds, and that the Manager has maintained a low portfolio turnover rate for the Fund which is beneficial to shareholders of the Fund because this results in lower brokerage costs which helps to reduce the operating costs of the Fund. The Trustees indicated that they wished to retain the services of the Manager in order to maintain the services of the team that has been responsible for the Fund’s investment performance. They noted the range of investment advisory and management services provided by the Manager and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services, taking into consideration their finding that the personnel providing these services, and the services provided, were of a very high caliber and quality.

The Board also compared expenses of the Fund to the expenses of other funds of similar size, noting that the expenses for the Fund compared favorably with industry averages. They also took note of the fact that the Fund is not subject to any sales loads, sales commissions or other similar fees, including Rule 12b-1 distribution fees, and they considered the fact that the Manager had informed the Board that it did not intend to propose the introduction of such types of fees for the Fund. In connection with their review of these matters, the Trustees took note of the fact that the Fund was established principally as an investment vehicle for use by larger institutional types of investors and that the Fund’s fee structure, which is an all-inclusive fee structure, is reflective of fees generally charged in the institutional marketplace. The Board also reviewed financial information concerning the Manager, noting its financial soundness as demonstrated by the financial information provided and the level of profitability relating to its services for the Fund, noting that these were reasonable and consistent with industry standards. The Board was also provided with information regarding the fees that the Manager charges other clients for investment advisory services and they noted that the fees were comparable based on the relevant circumstances of the types of accounts involved. The Board also engaged in a review of the compensation arrangements for the portfolio managers of the Fund.

In addition, the Board reviewed with the Manager information regarding its brokerage practices, including soft dollar matters, and noted that the Manager did not have in place any formal soft dollar arrangements, and the Board also reviewed the Manager’s best execution procedures, which the Board noted were reasonable and consistent with standard industry practice.

Based on their review, the Trustees concluded that the investment management services provided under the Agreement were reasonably worth the full amount of the fee and that the terms of the Agreement were fair and reasonable. In reaching their conclusion with respect to their approval of the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable investment performance of the Fund

20

The Torray Institutional Fund

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THEIR APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER (unaudited)

since its inception, the commitment of the Manager to the successful operation of the Fund, and the level of expenses of the Fund, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Agreement were fair and reasonable and the Board voted to approve the continuation of the Agreement with the Manager.

At their meeting held on October 7, 2005, the Board also reviewed with the Manager a proposed transaction to further reorganize the Manager. The Manager has informed the Board that is does not presently intend to proceed with that transaction.

21

The Torray Institutional Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES (unaudited)

As of December 31, 2005

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036, and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

22

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of December 31, 2005

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

23

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of December 31, 2005

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 30, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,045.80	$4.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.92	$4.35

*	Expenses are equal to the Torray Institutional Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24

The Torray Institutional Fund

TAX INFORMATION (unaudited)

As of December 31, 2005

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ending December 31, 2005.

During the fiscal year, the Fund paid a long-term capital gain distribution of $66,420,473.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing this exclusion, all of the dividends paid by the Fund from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the Fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

25

TRUSTEES

Douglas C. Eby

Bruce C. Ellis

Patricia Kavanagh

William M Lane

Carl C. MacCartee, Jr.

Robert P. Moltz

Roy A. Schotland

Wayne H. Shaner

Robert E. Torray

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray, Chairman

Douglas C. Eby, President

William M Lane, Executive Vice President

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

TRANSFER AGENT

PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860-1427

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The

TORRAY

INSTITUTIONAL

FUND

ANNUAL REPORT

December 31, 2005

The Torray Institutional Fund

Suite 1100

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6523

(301) 493-4600

(800) 443-3036

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has not designated an audit committee financial expert. The Registrant has determined that it will retain the services of an independent third party to assist it if circumstances arise that require specific investment company auditing expertise.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $57,000 for 2005 and $54,000 for 2004.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for both 2005 and 2004.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2005 and $3,000 for 2004.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for both 2005 and 2004.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Briggs Bunting & Dougherty, LLP must be pre-approved by the audit committee. All services performed during 2005 and 2004 were pre-approved by the committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $15,500 for 2005 and $11,500 for 2004.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Torray Fund

By (Signature and Title)*	/s/ William M Lane
William M Lane, President & Secretary (principal executive officer)

Date March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M Lane
William M Lane, President & Secretary (principal executive officer)

Date March 8, 2006

By (Signature and Title)*	/s/ Douglas C Eby
Douglas C. Eby, Vice President & Treasurer (principal financial officer)

Date	March 8, 2006

*	Print the name and title of each signing officer under his or her signature.